UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121
Name of Registrant: Vanguard Wellington Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2017
Item 1: Schedule of Investments

Wellington Fund

Schedule of Investments (unaudited)
As of August 31, 2017		Market
		Value
	Shares	($000)
Common Stocks (64.6%)
Consumer Discretionary (3.9%)
Comcast Corp. Class A	44,367,572	1,801,767
Ford Motor Co.	55,967,740	617,324
Twenty-First Century Fox Inc. Class A	22,217,561	612,983
Lowe's Cos. Inc.	4,791,710	354,059
Hilton Worldwide Holdings Inc.	3,592,523	231,107
Volkswagen AG Preference Shares	1,321,481	197,445
L Brands Inc.	4,205,300	152,316
		3,967,001
Consumer Staples (5.2%)
PepsiCo Inc.	8,667,805	1,003,125
Unilever NV	16,418,775	977,489
Walgreens Boots Alliance Inc.	9,113,575	742,756
Philip Morris International Inc.	5,938,890	694,434
Diageo plc	18,503,396	618,906
CVS Health Corp.	6,168,160	477,046
Costco Wholesale Corp.	2,957,896	463,621
British American Tobacco plc	3,720,993	232,136
		5,209,513
Energy (5.5%)
Chevron Corp.	16,071,775	1,729,644
TOTAL SA	17,575,369	911,948
Exxon Mobil Corp.	9,742,591	743,652
Suncor Energy Inc.	16,992,240	532,458
ConocoPhillips	11,464,470	500,539
Anadarko Petroleum Corp.	8,682,695	355,383
Kinder Morgan Inc.	17,220,370	332,870
Hess Corp.	6,238,750	242,687
BP plc	32,372,258	186,996
		5,536,177
Financials (15.1%)
JPMorgan Chase & Co.	20,544,786	1,867,316
Bank of America Corp.	72,233,803	1,725,666
Chubb Ltd.	10,298,580	1,456,425
Prudential Financial Inc.	12,632,940	1,289,570
PNC Financial Services Group Inc.	9,088,945	1,139,845
Wells Fargo & Co.	14,893,603	760,616
Citigroup Inc.	10,094,510	686,729
Marsh & McLennan Cos. Inc.	8,192,960	639,706
BlackRock Inc.	1,432,886	600,394
Intercontinental Exchange Inc.	8,906,895	576,009
Northern Trust Corp.	6,491,104	574,463
Mitsubishi UFJ Financial Group Inc.	89,847,800	547,492
American International Group Inc.	8,952,281	541,434
Goldman Sachs Group Inc.	2,150,769	481,213
Bank of Nova Scotia	7,217,200	448,477
MetLife Inc.	9,337,584	437,279
BNP Paribas SA	5,256,634	399,655
Hartford Financial Services Group Inc.	6,657,482	359,970
ING Groep NV	12,164,733	215,936
UBS Group AG	12,187,056	200,355

Wellington Fund

Zurich Insurance Group AG	577,035	172,705
Tokio Marine Holdings Inc.	3,404,100	135,551
* Brighthouse Financial Inc.	848,871	48,445
		15,305,251
Health Care (10.3%)
Bristol-Myers Squibb Co.	22,942,625	1,387,570
Merck & Co. Inc.	20,970,157	1,339,154
^ AstraZeneca plc ADR	33,672,226	1,004,443
Johnson & Johnson	7,300,911	966,422
Medtronic plc	9,705,425	782,451
Pfizer Inc.	23,038,615	781,470
Eli Lilly & Co.	9,099,821	739,724
UnitedHealth Group Inc.	3,686,665	733,278
Novartis AG	7,812,592	658,657
Cardinal Health Inc.	8,389,300	565,942
Abbott Laboratories	9,438,474	480,796
* HCA Healthcare Inc.	4,028,710	316,898
Roche Holding AG	1,085,261	275,733
McKesson Corp.	1,537,370	229,545
* Regeneron Pharmaceuticals Inc.	328,440	163,202
		10,425,285
Industrials (7.4%)
United Parcel Service Inc. Class B	11,326,200	1,295,264
Honeywell International Inc.	5,328,945	736,833
Lockheed Martin Corp.	2,066,075	630,959
Caterpillar Inc.	5,090,121	598,038
^ ABB Ltd. ADR	23,931,279	554,727
Airbus SE	6,021,118	507,098
Eaton Corp. plc	6,716,478	481,974
FedEx Corp.	2,228,314	477,706
Schneider Electric SE	5,233,933	422,074
Siemens AG	3,146,126	411,860
United Technologies Corp.	3,204,086	383,593
Canadian Pacific Railway Ltd.	2,074,213	322,748
Canadian National Railway Co.	3,168,818	256,643
Boeing Co.	838,409	200,933
Johnson Controls International plc	4,995,675	197,779
		7,478,229
Information Technology (10.4%)
Microsoft Corp.	30,074,909	2,248,701
* Alphabet Inc. Class A	1,798,122	1,717,638
Intel Corp.	44,937,690	1,575,965
Apple Inc.	9,278,725	1,521,711
Accenture plc Class A	6,003,990	785,082
Cisco Systems Inc.	22,651,177	729,594
* eBay Inc.	17,443,835	630,246
QUALCOMM Inc.	10,304,111	538,596
Texas Instruments Inc.	3,405,736	282,063
International Business Machines Corp.	1,897,956	271,464
HP Inc.	10,434,685	199,094
		10,500,154
Materials (1.9%)
Dow Chemical Co.	7,626,285	508,292
International Paper Co.	9,045,810	487,298
Linde AG	1,777,449	341,283

Wellington Fund

	LyondellBasell Industries NV Class A			3,392,359	307,314
	BHP Billiton plc			15,264,793	290,608
					1,934,795
Real Estate (0.9%)
	American Tower Corp.			5,560,757	823,270
	AvalonBay Communities Inc.			579,626	108,813
					932,083
Telecommunication Services (1.3%)
	Verizon Communications Inc.			28,336,075	1,359,281

Utilities (2.7%)
	NextEra Energy Inc.			8,700,890	1,309,571
	Dominion Energy Inc.			10,789,030	849,852
	Exelon Corp.			15,085,814	571,300
					2,730,723
Total Common Stocks (Cost $42,845,299)					65,378,492
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (5.1%)
U.S. Government Securities (5.0%)
	United States Treasury Note/Bond	1.000%	9/15/17	484,580	484,580
	United States Treasury Note/Bond	0.750%	10/31/17	83,700	83,648
	United States Treasury Note/Bond	0.875%	3/31/18	30,000	29,948
	United States Treasury Note/Bond	0.750%	4/30/18	45,000	44,866
	United States Treasury Note/Bond	1.000%	5/31/18	220,000	219,622
	United States Treasury Note/Bond	0.750%	8/31/18	65,000	64,685
1,††	United States Treasury Note/Bond	1.375%	9/30/18	747,350	748,165
1	United States Treasury Note/Bond	1.750%	9/30/19	950,000	957,866
	United States Treasury Note/Bond	1.375%	2/15/20	231,935	231,935
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	62,000
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	67,599
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	51,480
	United States Treasury Note/Bond	2.000%	2/15/25	410,420	410,613
	United States Treasury Note/Bond	2.000%	8/15/25	282,680	282,061
	United States Treasury Note/Bond	2.250%	11/15/25	6,805	6,911
	United States Treasury Note/Bond	1.625%	5/15/26	220,390	212,401
	United States Treasury Note/Bond	2.000%	11/15/26	43,000	42,610
	United States Treasury Note/Bond	2.250%	8/15/27	80,000	80,913
	United States Treasury Note/Bond	2.875%	5/15/43	275,732	285,038
	United States Treasury Note/Bond	3.375%	5/15/44	149,670	169,220
	United States Treasury Note/Bond	2.500%	2/15/46	50,745	48,430
	United States Treasury Note/Bond	2.250%	8/15/46	166,764	150,556
	United States Treasury Note/Bond	2.875%	11/15/46	73,340	75,495
	United States Treasury Note/Bond	3.000%	2/15/47	217,005	228,975
					5,039,617
Conventional Mortgage-Backed Securities (0.0%)
2,3	Fannie Mae Pool	2.500%	9/1/27–12/1/28	6,357	6,457
2,3	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/47	24	26
2	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33		2,616	3,084
					9,567
Nonconventional Mortgage-Backed Securities (0.1%)
2,3	Fannie Mae REMICS	3.500%	4/25/31	9,730	10,227
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,581	19,797

Wellington Fund

2,3	Freddie Mac REMICS	3.500%	3/15/31	5,760	6,060
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	107,597	115,757
					151,841
Total U.S. Government and Agency Obligations (Cost $5,082,170)					5,201,025
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
4	American Tower Trust I	1.551%	3/15/18	14,885	14,871
4	American Tower Trust I	3.070%	3/15/23	43,000	43,584
2,4,5	Apidos CLO XVII	2.614%	4/17/26	50,310	50,414
2,4,5	Ares XXIX CLO Ltd.	2.494%	4/17/26	49,210	49,360
2,4,5	Atlas Senior Loan Fund VI Ltd.	2.554%	10/15/26	13,245	13,253
2,4,5	Avery Point IV CLO Ltd.	2.414%	4/25/26	46,220	46,357
2,4,5	Babson CLO Ltd. 2014-I	2.457%	7/20/25	5,660	5,663
4	Bank of Montreal	2.500%	1/11/22	60,000	60,849
2,4,5	BlueMountain CLO 2014-1 Ltd.	2.571%	4/30/26	29,055	29,178
2,4,5	Cent CLO 20 Ltd.	2.414%	1/25/26	39,880	39,873
2,4,5	Cent CLO 21 Ltd.	2.527%	7/27/26	24,170	24,212
2,4,5	Cent CLO 22 Ltd.	2.722%	11/7/26	36,895	37,188
2,4,5	CIFC Funding 2014 Ltd.	2.354%	4/18/25	47,325	47,347
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,767
4	DNB Boligkreditt AS	2.500%	3/28/22	47,550	48,317
2,4,5	Dryden XXXI Senior Loan Fund	2.384%	4/18/26	46,460	46,632
2,4	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	7,690	7,700
2,4	GM Financial Consumer Automobile 2017-1	1.510%	3/16/20	20,985	20,985
**,2	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.296%	4/15/41	20,018	20,417
2,4,5	Limerock CLO II Ltd.	2.604%	4/18/26	53,500	53,526
2,4,5	Madison Park Funding XII Ltd.	2.567%	7/20/26	37,385	37,625
2,4,5	Madison Park Funding XIII Ltd.	2.416%	1/19/25	30,660	30,679
2,4	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	8,570	8,645
2,4	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	9,445	9,447
2,4	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	8,185	8,350
2,4, † OneMain Financial Issuance Trust 2017-1		2.370%	9/14/32	23,742	23,739
2	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	19,690	19,722
2	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	7,075	7,091
4	SBA Tower Trust	2.898%	10/8/19	46,310	46,615
2,4,5	Seneca Park CLO Ltd. 2014-1	2.424%	7/17/26	27,340	27,427
**,2,4 SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	27,300	28,204
2,4,5	Shackleton 2014-VI CLO	2.464%	7/17/26	26,700	26,740
2,4	Springleaf Funding Trust	3.160%	11/15/24	53,215	53,660
2,4	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,955
2,4,5	Symphony CLO XIV Ltd.	2.584%	7/14/26	46,405	46,554
2,4,5	Thacher Park CLO Ltd.	2.467%	10/20/26	19,915	19,992
4	Toronto-Dominion Bank	2.500%	1/18/22	76,400	77,486
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	9,017
2,4,5	Voya CLO 2014-1 Ltd.	2.634%	4/18/26	20,980	21,005
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,198,502)					1,204,446
Corporate Bonds (21.2%)
Finance (8.4%)
	Banking (6.4%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	20,017

Wellington Fund

American Express Co.	1.550%	5/22/18	62,130	62,109
American Express Credit Corp.	2.125%	7/27/18	49,605	49,764
American Express Credit Corp.	2.250%	8/15/19	30,200	30,424
American Express Credit Corp.	2.700%	3/3/22	54,990	56,025
Bank of America Corp.	6.000%	9/1/17	69,725	69,721
Bank of America Corp.	5.750%	12/1/17	30,000	30,291
Bank of America Corp.	6.875%	4/25/18	40,000	41,299
Bank of America Corp.	5.625%	7/1/20	4,550	4,976
Bank of America Corp.	5.875%	1/5/21	40,000	44,538
Bank of America Corp.	3.300%	1/11/23	7,905	8,130
2 Bank of America Corp.	2.816%	7/21/23	60,525	60,636
Bank of America Corp.	4.125%	1/22/24	16,100	17,229
Bank of America Corp.	4.000%	1/22/25	32,900	33,999
Bank of America Corp.	3.500%	4/19/26	10,000	10,170
2 Bank of America Corp.	3.593%	7/21/28	37,950	38,520
Bank of America Corp.	5.875%	2/7/42	9,965	12,760
Bank of America Corp.	5.000%	1/21/44	39,433	45,365
Bank of America Corp.	4.875%	4/1/44	7,110	8,066
Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	61,752
Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	16,409
Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	28,360
Bank of Nova Scotia	2.050%	10/30/18	64,150	64,470
Bank of Nova Scotia	2.800%	7/21/21	25,650	26,212
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	54,260	54,226
4 Barclays Bank plc	6.050%	12/4/17	47,500	47,976
Barclays Bank plc	5.140%	10/14/20	11,905	12,787
Barclays plc	3.684%	1/10/23	29,605	30,410
BB&T Corp.	5.250%	11/1/19	8,000	8,530
BB&T Corp.	2.750%	4/1/22	61,300	62,931
Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	8,796
Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	16,753
BNP Paribas SA	2.400%	12/12/18	53,700	54,142
4 BNP Paribas SA	2.950%	5/23/22	22,800	23,094
BNP Paribas SA	3.250%	3/3/23	12,270	12,741
4 BNP Paribas SA	3.800%	1/10/24	44,775	46,665
BPCE SA	2.500%	12/10/18	18,325	18,489
BPCE SA	2.500%	7/15/19	53,100	53,640
4 BPCE SA	3.000%	5/22/22	9,490	9,583
BPCE SA	4.000%	4/15/24	30,615	32,717
4 BPCE SA	5.150%	7/21/24	43,790	47,192
Branch Banking & Trust Co.	2.625%	1/15/22	45,425	46,274
5 Canadian Imperial Bank of Commerce	1.970%	6/16/22	57,780	58,098
Capital One Bank USA NA	2.150%	11/21/18	45,055	45,207
Capital One Financial Corp.	4.750%	7/15/21	18,835	20,388
Capital One Financial Corp.	3.750%	4/24/24	55,460	57,575
Capital One Financial Corp.	3.200%	2/5/25	33,400	33,395
Capital One Financial Corp.	4.200%	10/29/25	11,740	12,086
Citigroup Inc.	1.750%	5/1/18	25,000	24,989
Citigroup Inc.	2.500%	9/26/18	18,000	18,134
Citigroup Inc.	2.550%	4/8/19	55,000	55,509
Citigroup Inc.	2.500%	7/29/19	37,530	37,895
Citigroup Inc.	2.400%	2/18/20	65,200	65,696
Citigroup Inc.	4.500%	1/14/22	33,920	36,579
Citigroup Inc.	4.125%	7/25/28	14,550	14,978
Citigroup Inc.	6.625%	6/15/32	45,000	57,136
Citigroup Inc.	8.125%	7/15/39	4,638	7,220

Wellington Fund

Compass Bank	2.750%	9/29/19	15,105	15,238
Cooperatieve Rabobank UA	2.250%	1/14/19	55,610	55,958
4 Credit Agricole SA	2.500%	4/15/19	57,830	58,340
Credit Suisse AG	1.750%	1/29/18	32,250	32,264
Credit Suisse AG	2.300%	5/28/19	109,260	110,156
Credit Suisse AG	3.000%	10/29/21	18,325	18,782
Credit Suisse AG	3.625%	9/9/24	4,885	5,120
4 Credit Suisse Group AG	3.574%	1/9/23	20,675	21,270
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	57,736
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	69,455
Deutsche Bank AG	1.875%	2/13/18	11,075	11,081
Deutsche Bank AG	2.500%	2/13/19	15,225	15,391
Deutsche Bank AG	2.700%	7/13/20	24,500	24,661
Deutsche Bank AG	4.250%	10/14/21	45,220	47,715
Fifth Third Bank	2.875%	10/1/21	10,345	10,580
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	44,688
Goldman Sachs Group Inc.	2.375%	1/22/18	22,200	22,264
Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	33,234
Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	26,030
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,231
Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	62,435
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	45,907
Goldman Sachs Group Inc.	3.000%	4/26/22	30,275	30,771
Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	36,666
Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,853
Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	18,444
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	57,787
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	46,645
Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	34,193
Goldman Sachs Group Inc.	4.750%	10/21/45	12,715	14,175
4 HSBC Bank plc	4.750%	1/19/21	62,040	66,883
HSBC Holdings plc	3.400%	3/8/21	33,270	34,454
HSBC Holdings plc	4.000%	3/30/22	72,455	77,062
HSBC Holdings plc	3.600%	5/25/23	60,200	62,834
HSBC Holdings plc	3.900%	5/25/26	12,085	12,684
2 HSBC Holdings plc	4.041%	3/13/28	21,805	22,907
HSBC Holdings plc	6.500%	5/2/36	25,000	32,393
HSBC Holdings plc	6.100%	1/14/42	40,665	54,509
HSBC Holdings plc	5.250%	3/14/44	13,210	15,305
HSBC USA Inc.	1.625%	1/16/18	39,500	39,509
HSBC USA Inc.	2.625%	9/24/18	20,000	20,168
HSBC USA Inc.	2.350%	3/5/20	71,330	71,988
HSBC USA Inc.	3.500%	6/23/24	28,025	29,068
Huntington National Bank	2.200%	4/1/19	22,280	22,371
Huntington National Bank	2.400%	4/1/20	44,990	45,405
4 ING Bank NV	1.800%	3/16/18	36,610	36,622
ING Groep NV	3.150%	3/29/22	12,955	13,256
ING Groep NV	3.950%	3/29/27	32,965	34,510
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	57,894
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,075
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	59,018
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	44,573
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	48,621
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	19,273
JPMorgan Chase & Co.	3.375%	5/1/23	27,610	28,310
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	41,413

Wellington Fund

JPMorgan Chase & Co.	3.900%	7/15/25	13,870	14,666
JPMorgan Chase & Co.	4.125%	12/15/26	29,835	31,439
JPMorgan Chase & Co.	4.250%	10/1/27	13,420	14,230
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	119,557
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	21,987
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	19,661
JPMorgan Chase & Co.	4.950%	6/1/45	15,000	16,926
4 Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,691
Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,933
Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,779
Morgan Stanley	1.875%	1/5/18	9,470	9,479
Morgan Stanley	2.125%	4/25/18	52,125	52,266
Morgan Stanley	2.500%	1/24/19	100,000	100,849
Morgan Stanley	5.625%	9/23/19	24,355	26,104
Morgan Stanley	5.750%	1/25/21	79,825	88,428
Morgan Stanley	2.500%	4/21/21	21,815	21,924
Morgan Stanley	2.625%	11/17/21	30,000	30,202
Morgan Stanley	2.750%	5/19/22	63,420	63,823
Morgan Stanley	3.875%	4/29/24	97,010	101,956
Morgan Stanley	3.700%	10/23/24	29,050	30,209
Morgan Stanley	4.000%	7/23/25	29,455	30,995
Morgan Stanley	3.125%	7/27/26	11,435	11,288
Morgan Stanley	6.250%	8/9/26	20,000	24,198
Morgan Stanley	3.625%	1/20/27	64,000	65,444
Morgan Stanley	4.300%	1/27/45	18,360	19,131
National City Corp.	6.875%	5/15/19	13,950	15,076
4 Nationwide Building Society	2.350%	1/21/20	28,075	28,289
4 NBK SPC Ltd.	2.750%	5/30/22	56,530	56,287
Northern Trust Corp.	3.450%	11/4/20	9,000	9,401
PNC Bank NA	4.875%	9/21/17	50,000	50,071
PNC Bank NA	3.300%	10/30/24	18,195	18,855
PNC Bank NA	4.200%	11/1/25	16,650	18,132
PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	44,054
Royal Bank of Canada	2.750%	2/1/22	43,960	45,127
Santander Holdings USA Inc.	2.700%	5/24/19	30,200	30,468
Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,278
4 Santander Holdings USA Inc.	3.700%	3/28/22	33,065	33,751
4 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	61,930
4 Societe Generale SA	3.250%	1/12/22	54,445	55,649
2 State Street Corp.	2.653%	5/15/23	30,770	31,092
SunTrust Bank	3.300%	5/15/26	12,895	12,892
Synchrony Financial	2.600%	1/15/19	20,920	21,068
Synchrony Financial	3.000%	8/15/19	10,990	11,152
Synchrony Financial	2.700%	2/3/20	15,605	15,735
Toronto-Dominion Bank	2.500%	12/14/20	49,340	50,224
UBS AG	1.800%	3/26/18	34,055	34,101
4 UBS AG	2.200%	6/8/20	53,390	53,661
4 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	45,419
4 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,229
US Bancorp	2.625%	1/24/22	46,910	47,829
US Bancorp	3.700%	1/30/24	52,500	55,845
Wells Fargo & Co.	5.625%	12/11/17	31,150	31,490
Wells Fargo & Co.	2.150%	1/15/19	91,150	91,680
Wells Fargo & Co.	2.150%	1/30/20	46,155	46,382
Wells Fargo & Co.	3.000%	1/22/21	26,735	27,458
Wells Fargo & Co.	3.500%	3/8/22	64,245	67,036

Wellington Fund

	Wells Fargo & Co.	3.450%	2/13/23	61,885	63,694
	Wells Fargo & Co.	4.480%	1/16/24	46,156	49,994
	Wells Fargo & Co.	3.550%	9/29/25	32,170	33,307
	Wells Fargo & Co.	3.000%	4/22/26	39,405	38,866
	Wells Fargo & Co.	5.606%	1/15/44	68,281	82,200
	Wells Fargo & Co.	4.650%	11/4/44	10,315	10,967
	Wells Fargo & Co.	4.900%	11/17/45	19,160	21,077
	Wells Fargo & Co.	4.400%	6/14/46	38,300	39,670
	Wells Fargo & Co.	4.750%	12/7/46	23,150	25,057

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,518
	Charles Schwab Corp.	3.200%	3/2/27	19,665	19,993

	Finance Companies (0.4%)
	GE Capital International Funding Co.	2.342%	11/15/20	75,437	75,998
	GE Capital International Funding Co.	3.373%	11/15/25	111,589	115,805
	GE Capital International Funding Co.	4.418%	11/15/35	168,370	183,182

	Insurance (1.4%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	30,250
	Aetna Inc.	2.800%	6/15/23	25,660	25,992
2,5	Allstate Corp.	3.250%	5/15/67	25,645	25,260
	Anthem Inc.	2.300%	7/15/18	15,110	15,189
	Anthem Inc.	3.700%	8/15/21	10,000	10,476
	Anthem Inc.	3.125%	5/15/22	53,740	55,369
	Anthem Inc.	3.300%	1/15/23	42,468	43,908
	Anthem Inc.	4.650%	8/15/44	13,445	14,732
	Chubb Corp.	6.000%	5/11/37	50,000	65,753
	Chubb INA Holdings Inc.	5.800%	3/15/18	40,360	41,254
	Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,386
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	23,295
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	32,864
	Cigna Corp.	3.250%	4/15/25	31,655	32,293
	CNA Financial Corp.	3.950%	5/15/24	5,410	5,654
4	Farmers Exchange Capital	7.050%	7/15/28	25,000	31,962
4	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,482
4	Jackson National Life Global Funding	3.250%	1/30/24	24,070	24,616
4	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,510
4	Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	15,441
4	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	40,945
4	MassMutual Global Funding II	2.100%	8/2/18	46,890	47,087
4	MassMutual Global Funding II	2.350%	4/9/19	28,000	28,131
	MetLife Inc.	1.903%	12/15/17	9,010	9,017
	MetLife Inc.	3.600%	4/10/24	35,035	36,793
	MetLife Inc.	4.125%	8/13/42	5,565	5,722
	MetLife Inc.	4.875%	11/13/43	20,820	23,699
4	Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	50,377
4	Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,722
4	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	14,005
4	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	24,590
4	New York Life Global Funding	2.900%	1/17/24	29,050	29,644
4	New York Life Insurance Co.	5.875%	5/15/33	55,395	70,582
	Prudential Financial Inc.	2.300%	8/15/18	24,545	24,696
	Prudential Financial Inc.	4.500%	11/15/20	24,365	26,129
4	QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	9,160

Wellington Fund

4 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	14,830	16,819
4 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,390	44,092
Torchmark Corp.	7.875%	5/15/23	45,000	54,464
Travelers Cos. Inc.	5.800%	5/15/18	32,500	33,435
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	26,819
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	29,426
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,814
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,327
UnitedHealth Group Inc.	3.100%	3/15/26	15,350	15,601
UnitedHealth Group Inc.	4.625%	7/15/35	32,330	37,052
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	72,652
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	36,049

Other Finance (0.0%)
4 LeasePlan Corp. NV	2.875%	1/22/19	24,670	24,708

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,642
Boston Properties LP	3.125%	9/1/23	13,275	13,706
Boston Properties LP	3.800%	2/1/24	1,750	1,843
Realty Income Corp.	6.750%	8/15/19	21,075	22,947
Realty Income Corp.	4.650%	8/1/23	25,010	27,273
Simon Property Group LP	3.750%	2/1/24	3,265	3,426
Simon Property Group LP	3.375%	10/1/24	10,055	10,324
4 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	14,730	14,730
4 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,554
				8,450,090
Industrial (10.6%)
Basic Industry (0.1%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	20,157	21,825
International Paper Co.	4.350%	8/15/48	59,500	60,452
2 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	2,250	2,454

Capital Goods (0.8%)
3M Co.	6.375%	2/15/28	24,990	32,392
4 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,172
4 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	11,567
Boeing Co.	8.625%	11/15/31	9,460	14,913
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	53,618
Caterpillar Inc.	3.900%	5/27/21	46,914	50,103
Caterpillar Inc.	2.600%	6/26/22	11,345	11,547
Caterpillar Inc.	3.400%	5/15/24	14,200	14,898
Caterpillar Inc.	3.803%	8/15/42	13,960	14,316
Deere & Co.	7.125%	3/3/31	17,500	24,783
General Dynamics Corp.	3.875%	7/15/21	14,925	15,961
General Electric Capital Corp.	4.625%	1/7/21	22,598	24,551
General Electric Capital Corp.	5.300%	2/11/21	8,833	9,774
General Electric Capital Corp.	3.150%	9/7/22	34,079	35,347
General Electric Capital Corp.	3.100%	1/9/23	8,635	9,026
General Electric Capital Corp.	6.150%	8/7/37	2,093	2,781
General Electric Capital Corp.	5.875%	1/14/38	4,160	5,399
General Electric Co.	2.700%	10/9/22	9,965	10,200

Wellington Fund

General Electric Co.	4.500%	3/11/44	43,750	48,322
Honeywell International Inc.	4.250%	3/1/21	40,681	43,739
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	56,035
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,406
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,910
Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,526
Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,867
Lockheed Martin Corp.	4.700%	5/15/46	19,870	22,464
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	19,467
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	40,688
4 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	63,289
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	37,519
United Technologies Corp.	3.100%	6/1/22	7,010	7,239
United Technologies Corp.	7.500%	9/15/29	7,475	10,559
United Technologies Corp.	6.050%	6/1/36	20,325	26,169
United Technologies Corp.	6.125%	7/15/38	37,300	48,150

Communication (1.5%)
21st Century Fox America Inc.	3.000%	9/15/22	11,891	12,132
America Movil SAB de CV	3.125%	7/16/22	84,600	87,567
America Movil SAB de CV	6.125%	3/30/40	7,380	9,180
American Tower Corp.	3.450%	9/15/21	30,665	31,778
American Tower Corp.	5.000%	2/15/24	7,655	8,450
AT&T Inc.	1.400%	12/1/17	18,715	18,714
AT&T Inc.	5.600%	5/15/18	44,000	45,166
AT&T Inc.	5.200%	3/15/20	10,120	10,875
AT&T Inc.	2.450%	6/30/20	12,000	12,101
AT&T Inc.	4.600%	2/15/21	5,000	5,350
AT&T Inc.	4.450%	5/15/21	10,000	10,692
AT&T Inc.	4.500%	3/9/48	24,959	23,103
CBS Corp.	4.300%	2/15/21	27,830	29,579
Comcast Corp.	3.000%	2/1/24	25,345	25,891
Comcast Corp.	3.600%	3/1/24	50,730	53,485
Comcast Corp.	3.375%	2/15/25	2,540	2,623
Comcast Corp.	2.350%	1/15/27	19,620	18,383
Comcast Corp.	4.250%	1/15/33	42,890	45,756
Comcast Corp.	4.200%	8/15/34	23,435	24,609
Comcast Corp.	5.650%	6/15/35	4,725	5,733
Comcast Corp.	4.400%	8/15/35	26,835	28,928
Comcast Corp.	6.500%	11/15/35	4,720	6,201
Comcast Corp.	6.400%	5/15/38	4,320	5,685
Comcast Corp.	4.650%	7/15/42	47,970	52,164
Comcast Corp.	4.500%	1/15/43	22,000	23,392
Comcast Corp.	4.750%	3/1/44	22,875	25,239
Comcast Corp.	4.600%	8/15/45	40,336	43,839
4 Cox Communications Inc.	4.800%	2/1/35	30,000	30,184
4 Cox Communications Inc.	6.450%	12/1/36	5,850	6,735
4 Cox Communications Inc.	4.600%	8/15/47	4,435	4,517
4 Deutsche Telekom International Finance BV	3.600%	1/19/27	27,775	28,532
Discovery Communications LLC	5.625%	8/15/19	6,511	6,917
Grupo Televisa SAB	6.625%	1/15/40	25,090	30,509
Grupo Televisa SAB	5.000%	5/13/45	6,100	6,212
Grupo Televisa SAB	6.125%	1/31/46	12,550	14,703
4 GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,561
4 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	100,485
NBCUniversal Media LLC	4.375%	4/1/21	23,900	25,788

Wellington Fund

NBCUniversal Media LLC	2.875%	1/15/23	9,760	9,968
Orange SA	4.125%	9/14/21	60,990	65,444
Orange SA	9.000%	3/1/31	20,280	31,041
4 SBA Tower Trust	3.168%	4/11/22	48,960	49,449
4 Sky plc	2.625%	9/16/19	38,021	38,211
4 Sky plc	3.750%	9/16/24	45,046	46,530
Time Warner Cable LLC	8.750%	2/14/19	1,120	1,221
Time Warner Cable LLC	8.250%	4/1/19	14,433	15,799
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	25,020
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	25,328
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,911
Time Warner Inc.	4.875%	3/15/20	14,000	14,926
Time Warner Inc.	4.750%	3/29/21	8,000	8,622
Verizon Communications Inc.	4.500%	9/15/20	95,525	102,473
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,746
Verizon Communications Inc.	4.812%	3/15/39	85,963	87,182
Verizon Communications Inc.	4.750%	11/1/41	11,880	11,701
Verizon Communications Inc.	4.862%	8/21/46	36,117	35,925
Verizon Communications Inc.	5.012%	4/15/49	21,754	21,840
Walt Disney Co.	4.125%	6/1/44	23,115	24,343

Consumer Cyclical (1.5%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	13,100
Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,587
Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	41,687
4 Alimentation Couche-Tard Inc.	3.550%	7/26/27	10,990	11,153
4 Alimentation Couche-Tard Inc.	4.500%	7/26/47	4,930	5,148
Amazon.com Inc.	2.500%	11/29/22	34,760	35,174
4 Amazon.com Inc.	2.800%	8/22/24	26,480	26,862
Amazon.com Inc.	4.800%	12/5/34	37,370	42,851
Amazon.com Inc.	4.950%	12/5/44	22,605	26,370
4 Amazon.com Inc.	4.250%	8/22/57	51,360	53,318
4 American Honda Finance Corp.	1.500%	9/11/17	13,510	13,510
4 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,868
American Honda Finance Corp.	2.125%	10/10/18	45,655	45,916
AutoZone Inc.	3.700%	4/15/22	46,136	48,148
AutoZone Inc.	3.125%	7/15/23	33,000	33,509
4 BMW US Capital LLC	2.000%	4/11/21	21,300	21,223
4 BMW US Capital LLC	2.800%	4/11/26	5,805	5,736
CVS Health Corp.	2.750%	12/1/22	40,255	40,515
CVS Health Corp.	4.875%	7/20/35	6,900	7,706
CVS Health Corp.	5.125%	7/20/45	51,085	59,127
4 Daimler Finance North America LLC	2.375%	8/1/18	35,000	35,187
4 Daimler Finance North America LLC	2.250%	7/31/19	73,100	73,455
4 Daimler Finance North America LLC	2.200%	5/5/20	16,565	16,608
4 Daimler Finance North America LLC	2.450%	5/18/20	2,740	2,761
4 Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,192
4 Daimler Finance North America LLC	3.250%	8/1/24	5,870	5,989
Ford Motor Credit Co. LLC	2.375%	3/12/19	45,000	45,221
Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	27,249
General Motors Financial Co. Inc.	3.950%	4/13/24	62,350	63,840
Home Depot Inc.	2.250%	9/10/18	39,555	39,856
Home Depot Inc.	2.700%	4/1/23	31,170	31,643
Home Depot Inc.	4.400%	3/15/45	28,655	31,334
4 Hyundai Capital America	2.550%	4/3/20	28,910	28,989
Lowe's Cos. Inc.	3.100%	5/3/27	68,700	69,200

Wellington Fund

Lowe's Cos. Inc.	6.500%	3/15/29	13,301	17,516
McDonald's Corp.	2.625%	1/15/22	7,805	7,923
McDonald's Corp.	3.250%	6/10/24	5,460	5,661
McDonald's Corp.	4.875%	12/9/45	9,940	11,319
4 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	44,899
4 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	46,423
4 Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,217
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,943
4 Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	17,060
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	26,920
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	31,369
Wal-Mart Stores Inc.	2.550%	4/11/23	38,325	38,973
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	146,384
Wal-Mart Stores Inc.	4.300%	4/22/44	20,480	22,935

Consumer Noncyclical (3.5%)
Allergan Funding SCS	3.000%	3/12/20	37,430	38,083
Allergan Funding SCS	3.450%	3/15/22	37,195	38,509
Allergan Funding SCS	4.550%	3/15/35	14,265	15,323
Allergan Funding SCS	4.850%	6/15/44	18,000	19,766
Altria Group Inc.	4.750%	5/5/21	23,376	25,491
Altria Group Inc.	2.850%	8/9/22	18,810	19,221
Altria Group Inc.	4.500%	5/2/43	10,705	11,334
AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,789
Amgen Inc.	3.875%	11/15/21	13,315	14,117
Amgen Inc.	5.150%	11/15/41	36,380	41,982
Amgen Inc.	4.563%	6/15/48	4,540	4,818
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,607
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	75,400	78,248
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	68,045	70,884
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	133,300	147,831
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	99,460	112,944
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	2,390	2,539
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	118,923
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,643
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	19,063
2 Ascension Health	4.847%	11/15/53	44,750	52,631
AstraZeneca plc	1.950%	9/18/19	12,065	12,068
AstraZeneca plc	2.375%	11/16/20	44,480	44,915
AstraZeneca plc	6.450%	9/15/37	23,385	30,957
AstraZeneca plc	4.375%	11/16/45	30,240	31,893
4 BAT International Finance plc	2.750%	6/15/20	21,250	21,587
4 BAT International Finance plc	3.250%	6/7/22	58,280	59,812
4 BAT International Finance plc	3.500%	6/15/22	8,980	9,305
4 Bayer US Finance LLC	2.375%	10/8/19	7,510	7,566
4 Bayer US Finance LLC	3.000%	10/8/21	46,850	48,031
Biogen Inc.	2.900%	9/15/20	21,115	21,614
Cardinal Health Inc.	2.400%	11/15/19	27,350	27,589
Cardinal Health Inc.	3.200%	3/15/23	13,035	13,316
Cardinal Health Inc.	3.079%	6/15/24	12,670	12,845
Cardinal Health Inc.	3.500%	11/15/24	24,705	25,527
Cardinal Health Inc.	4.500%	11/15/44	28,805	29,786
4 Cargill Inc.	4.307%	5/14/21	60,532	65,100
4 Cargill Inc.	6.875%	5/1/28	19,355	24,818
4 Cargill Inc.	4.760%	11/23/45	28,190	32,922
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,140

Wellington Fund

Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,831
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	18,735	18,464
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	6,250	6,445
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	24,580	23,391
Celgene Corp.	2.250%	5/15/19	6,565	6,611
Celgene Corp.	3.250%	8/15/22	16,250	16,792
Celgene Corp.	3.550%	8/15/22	18,400	19,313
Coca-Cola Co.	3.300%	9/1/21	10,075	10,595
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,310
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,034
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	13,596	13,641
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	36,467
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	18,047
Constellation Brands Inc.	2.700%	5/9/22	2,385	2,403
Diageo Capital plc	2.625%	4/29/23	48,310	49,164
Diageo Investment Corp.	2.875%	5/11/22	26,991	27,728
Dignity Health California GO	2.637%	11/1/19	5,595	5,663
Dignity Health California GO	3.812%	11/1/24	11,415	11,856
Eli Lilly & Co.	3.700%	3/1/45	24,450	24,423
4 EMD Finance LLC	2.950%	3/19/22	23,660	24,199
4 Forest Laboratories Inc.	4.875%	2/15/21	4,184	4,519
General Mills Inc.	6.390%	2/5/23	50,000	57,509
Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,802
Gilead Sciences Inc.	3.700%	4/1/24	26,895	28,500
Gilead Sciences Inc.	3.500%	2/1/25	22,335	23,324
Gilead Sciences Inc.	4.500%	2/1/45	32,375	34,625
Gilead Sciences Inc.	4.750%	3/1/46	7,340	8,155
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	32,548
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	54,374
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	29,699
4 Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	36,256
4 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,256
Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	21,874
Kaiser Foundation Hospitals	3.150%	5/1/27	17,935	18,306
Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	16,946
Kraft Heinz Foods Co.	3.000%	6/1/26	19,550	18,830
Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	9,742
Kraft Heinz Foods Co.	4.375%	6/1/46	61,615	60,120
Kroger Co.	4.450%	2/1/47	6,450	6,210
McKesson Corp.	2.700%	12/15/22	7,710	7,734
McKesson Corp.	2.850%	3/15/23	7,620	7,664
McKesson Corp.	4.883%	3/15/44	26,111	28,830
Medtronic Inc.	1.375%	4/1/18	13,520	13,524
Medtronic Inc.	2.500%	3/15/20	34,350	34,907
Medtronic Inc.	3.150%	3/15/22	72,005	74,756
Medtronic Inc.	3.625%	3/15/24	10,350	11,007
Medtronic Inc.	3.500%	3/15/25	76,150	80,261
Medtronic Inc.	4.375%	3/15/35	9,889	10,924
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	12,320	12,782
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	15,150	16,276
Merck & Co. Inc.	2.350%	2/10/22	30,760	31,205
Merck & Co. Inc.	2.800%	5/18/23	54,775	56,239
Merck & Co. Inc.	2.750%	2/10/25	47,090	47,366
Merck & Co. Inc.	6.550%	9/15/37	10,000	13,960

Wellington Fund

Merck & Co. Inc.	4.150%	5/18/43	22,090	23,781
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	17,197
Molson Coors Brewing Co.	5.000%	5/1/42	6,465	7,152
New York & Presbyterian Hospital	4.024%	8/1/45	28,410	29,367
Novartis Capital Corp.	3.400%	5/6/24	16,695	17,620
Novartis Capital Corp.	4.400%	5/6/44	25,896	29,015
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	1,971
PepsiCo Inc.	2.750%	3/1/23	29,800	30,663
PepsiCo Inc.	4.000%	3/5/42	51,391	53,469
Pfizer Inc.	3.000%	6/15/23	47,025	48,880
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,776
Philip Morris International Inc.	4.125%	5/17/21	43,025	45,891
Philip Morris International Inc.	2.500%	8/22/22	21,645	21,729
Philip Morris International Inc.	2.625%	3/6/23	46,850	47,037
Philip Morris International Inc.	3.375%	8/11/25	14,440	14,972
Philip Morris International Inc.	4.875%	11/15/43	6,185	6,965
2 Procter & Gamble - Esop	9.360%	1/1/21	22,718	25,903
4 Roche Holdings Inc.	2.875%	9/29/21	33,000	33,969
Sanofi	4.000%	3/29/21	44,090	47,160
4 Sigma Alimentos SA de CV	4.125%	5/2/26	17,400	17,682
SSM Health Care Corp.	3.823%	6/1/27	42,700	44,675
Teva Pharmaceutical Finance Netherlands
III BV	2.800%	7/21/23	37,215	35,033
Teva Pharmaceutical Finance Netherlands
III BV	3.150%	10/1/26	9,045	8,263
Teva Pharmaceutical Finance Netherlands
III BV	4.100%	10/1/46	32,010	26,938
The Kroger Co.	3.850%	8/1/23	10,770	11,246
The Kroger Co.	4.000%	2/1/24	22,290	23,417
The Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,742
Unilever Capital Corp.	4.250%	2/10/21	95,235	102,530
Wyeth LLC	5.950%	4/1/37	25,000	33,132
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	35,773

Energy (1.4%)
4 BG Energy Capital plc	4.000%	10/15/21	5,000	5,328
BP Capital Markets plc	4.750%	3/10/19	27,215	28,440
BP Capital Markets plc	2.315%	2/13/20	5,855	5,899
BP Capital Markets plc	4.500%	10/1/20	16,000	17,200
BP Capital Markets plc	3.062%	3/17/22	43,130	44,542
BP Capital Markets plc	3.245%	5/6/22	35,000	36,240
BP Capital Markets plc	2.500%	11/6/22	22,000	22,003
BP Capital Markets plc	3.994%	9/26/23	16,185	17,383
BP Capital Markets plc	3.814%	2/10/24	38,938	41,429
BP Capital Markets plc	3.506%	3/17/25	50,285	52,325
Chevron Corp.	3.191%	6/24/23	49,470	51,639
ConocoPhillips Co.	4.200%	3/15/21	13,820	14,754
ConocoPhillips Co.	2.875%	11/15/21	12,755	13,043
ConocoPhillips Co.	3.350%	11/15/24	8,470	8,737
ConocoPhillips Co.	3.350%	5/15/25	9,440	9,716
ConocoPhillips Co.	4.950%	3/15/26	4,385	4,918
ConocoPhillips Co.	4.300%	11/15/44	60,450	62,961
Devon Energy Corp.	3.250%	5/15/22	18,600	18,812
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,867
EOG Resources Inc.	5.625%	6/1/19	23,100	24,570

Wellington Fund

Exxon Mobil Corp.	2.222%	3/1/21	14,165	14,344
Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,219
Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,348
Exxon Mobil Corp.	4.114%	3/1/46	12,060	12,868
Halliburton Co.	3.500%	8/1/23	78,795	81,702
Noble Energy Inc.	4.150%	12/15/21	15,961	16,902
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	41,554
Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,779
Occidental Petroleum Corp.	3.400%	4/15/26	28,910	29,577
Occidental Petroleum Corp.	4.400%	4/15/46	12,140	12,856
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	36,775	37,166
4 Schlumberger Holdings Corp.	3.000%	12/21/20	30,755	31,486
4 Schlumberger Investment SA	2.400%	8/1/22	23,925	23,933
Schlumberger Investment SA	3.650%	12/1/23	44,520	47,268
Shell International Finance BV	4.375%	3/25/20	28,875	30,722
Shell International Finance BV	3.250%	5/11/25	11,051	11,468
Shell International Finance BV	4.125%	5/11/35	36,315	38,655
Shell International Finance BV	5.500%	3/25/40	12,990	15,938
Shell International Finance BV	4.375%	5/11/45	96,700	103,445
Suncor Energy Inc.	5.950%	12/1/34	20,700	24,946
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	32,756
Total Capital International SA	2.700%	1/25/23	36,510	37,074
Total Capital International SA	3.750%	4/10/24	41,500	44,213
Total Capital SA	2.125%	8/10/18	42,000	42,264
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	49,606
TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	53,567
2 TransCanada Trust	5.300%	3/15/77	19,765	20,304

Other Industrial (0.0%)
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	28,700

Technology (1.4%)
Apple Inc.	2.850%	5/6/21	44,000	45,430
Apple Inc.	3.000%	2/9/24	22,535	23,170
Apple Inc.	3.450%	5/6/24	39,950	42,110
Apple Inc.	2.850%	5/11/24	44,990	45,752
Apple Inc.	3.250%	2/23/26	37,631	38,807
Apple Inc.	2.450%	8/4/26	43,466	42,199
Apple Inc.	3.350%	2/9/27	55,925	57,836
Apple Inc.	3.200%	5/11/27	39,185	40,063
Apple Inc.	3.850%	5/4/43	17,000	17,317
Apple Inc.	4.450%	5/6/44	5,075	5,619
Apple Inc.	3.850%	8/4/46	36,890	37,417
Applied Materials Inc.	3.300%	4/1/27	31,840	32,676
4 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	26,940	27,714
Cisco Systems Inc.	4.450%	1/15/20	24,095	25,632
Cisco Systems Inc.	2.900%	3/4/21	13,350	13,787
Cisco Systems Inc.	2.500%	9/20/26	15,676	15,275
Intel Corp.	2.875%	5/11/24	29,395	29,865
Intel Corp.	4.100%	5/19/46	51,605	54,486
International Business Machines Corp.	8.375%	11/1/19	25,000	28,466
International Business Machines Corp.	3.375%	8/1/23	70,925	74,084
International Business Machines Corp.	3.625%	2/12/24	35,000	36,853
International Business Machines Corp.	5.875%	11/29/32	20,240	25,843

Wellington Fund

Microsoft Corp.	2.375%	2/12/22	24,670	24,990
Microsoft Corp.	3.625%	12/15/23	16,000	17,157
Microsoft Corp.	2.875%	2/6/24	70,885	72,909
Microsoft Corp.	3.125%	11/3/25	31,615	32,704
Microsoft Corp.	2.400%	8/8/26	53,545	52,061
Microsoft Corp.	3.500%	2/12/35	23,520	24,088
Microsoft Corp.	3.450%	8/8/36	65,320	65,623
Microsoft Corp.	4.100%	2/6/37	45,385	49,693
Microsoft Corp.	4.450%	11/3/45	14,250	16,092
Microsoft Corp.	3.700%	8/8/46	61,115	61,153
Microsoft Corp.	4.250%	2/6/47	91,700	101,107
Oracle Corp.	2.500%	5/15/22	46,930	47,665
Oracle Corp.	2.950%	5/15/25	13,635	13,849
QUALCOMM Inc.	2.600%	1/30/23	26,010	26,261
QUALCOMM Inc.	2.900%	5/20/24	31,285	31,681
QUALCOMM Inc.	3.250%	5/20/27	32,775	33,095

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,883
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,095
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,574
Burlington Northern Santa Fe LLC	3.250%	6/15/27	12,315	12,740
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	23,178	25,496
4 ERAC USA Finance LLC	2.350%	10/15/19	27,135	27,269
4 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,972
4 ERAC USA Finance LLC	7.000%	10/15/37	32,995	43,321
4 ERAC USA Finance LLC	5.625%	3/15/42	10,000	11,407
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	19,790	21,540
FedEx Corp.	2.700%	4/15/23	23,430	23,494
FedEx Corp.	4.900%	1/15/34	10,610	11,957
FedEx Corp.	3.875%	8/1/42	5,095	4,928
FedEx Corp.	4.100%	4/15/43	20,500	20,223
FedEx Corp.	5.100%	1/15/44	18,015	20,377
Kansas City Southern	4.950%	8/15/45	16,985	19,239
2 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	14,495	16,093
United Parcel Service Inc.	2.450%	10/1/22	17,950	18,201
United Parcel Service Inc.	4.875%	11/15/40	14,815	17,647
				10,778,783
Utilities (2.2%)
Electric (2.0%)
Alabama Power Co.	5.700%	2/15/33	15,000	18,056
Alabama Power Co.	3.750%	3/1/45	24,430	25,089
Ameren Illinois Co.	6.125%	12/15/28	54,000	65,855
Berkshire Hathaway Energy Co.	6.125%	4/1/36	43,116	56,194
Berkshire Hathaway Energy Co.	6.500%	9/15/37	10,301	14,044
Commonwealth Edison Co.	4.350%	11/15/45	8,130	8,997
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	14,036
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	12,003
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	41,522
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	51,625	58,667
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,451
Dominion Energy Inc.	2.962%	7/1/19	18,210	18,505
Dominion Energy Inc.	5.200%	8/15/19	19,250	20,421

Wellington Fund

Dominion Energy Inc.	2.579%	7/1/20	23,655	23,886
Dominion Energy Inc.	3.625%	12/1/24	29,400	30,524
DTE Energy Co.	3.800%	3/15/27	9,550	9,960
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,119
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	18,614
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	53,322
Duke Energy Corp.	2.650%	9/1/26	11,775	11,387
Duke Energy Corp.	4.800%	12/15/45	44,700	50,272
Duke Energy Corp.	3.750%	9/1/46	9,940	9,624
Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,941
Duke Energy Florida LLC	6.400%	6/15/38	27,055	37,652
Duke Energy Progress LLC	6.300%	4/1/38	14,705	19,976
Duke Energy Progress LLC	4.200%	8/15/45	32,825	35,820
Entergy Louisiana LLC	3.120%	9/1/27	14,935	15,254
Eversource Energy	4.500%	11/15/19	3,535	3,721
Eversource Energy	3.150%	1/15/25	5,025	5,117
Florida Power & Light Co.	5.650%	2/1/35	50,000	61,663
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,805
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,416
Florida Power & Light Co.	5.950%	2/1/38	39,215	52,418
Fortis Inc.	3.055%	10/4/26	28,565	27,922
Georgia Power Co.	5.400%	6/1/18	38,660	39,705
Georgia Power Co.	3.250%	3/30/27	15,475	15,650
Georgia Power Co.	5.950%	2/1/39	16,822	21,103
Georgia Power Co.	4.750%	9/1/40	9,893	10,931
Georgia Power Co.	4.300%	3/15/42	23,080	24,361
4 Massachusetts Electric Co.	5.900%	11/15/39	21,565	27,949
MidAmerican Energy Co.	4.250%	5/1/46	3,925	4,315
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	60,899
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,255	15,506
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	40,345	40,606
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	33,526
Northern States Power Co.	6.250%	6/1/36	50,000	66,998
Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,490
Oglethorpe Power Corp.	4.250%	4/1/46	4,500	4,423
Oglethorpe Power Corp.	5.250%	9/1/50	11,385	12,964
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,164
Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	19,230
Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	13,079
Pacific Gas & Electric Co.	5.125%	11/15/43	11,255	13,705
PacifiCorp	2.950%	6/1/23	29,675	30,727
PacifiCorp	5.900%	8/15/34	12,500	15,529
PacifiCorp	6.250%	10/15/37	36,635	49,519
PECO Energy Co.	5.350%	3/1/18	20,545	20,919
Potomac Electric Power Co.	6.500%	11/15/37	25,000	34,596
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	25,713
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,408
Sierra Pacific Power Co.	3.375%	8/15/23	34,040	35,608
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,431
South Carolina Electric & Gas Co.	6.050%	1/15/38	44,155	56,933
South Carolina Electric & Gas Co.	5.450%	2/1/41	650	800
South Carolina Electric & Gas Co.	4.350%	2/1/42	2,745	2,950
South Carolina Electric & Gas Co.	4.600%	6/15/43	2,170	2,417

Wellington Fund

	South Carolina Electric & Gas Co.	4.100%	6/15/46	10,400	10,822
	South Carolina Electric & Gas Co.	5.100%	6/1/65	29,850	35,901
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,341
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,924
	Southern California Edison Co.	5.550%	1/15/37	50,475	63,421
	Southern California Edison Co.	5.950%	2/1/38	40,000	52,709
	Southern California Edison Co.	3.600%	2/1/45	3,560	3,551
	Southern Co.	2.450%	9/1/18	9,395	9,466
	Southern Co.	2.950%	7/1/23	48,400	49,059
	Southern Co.	3.250%	7/1/26	30,885	30,832
	Southern Co.	4.400%	7/1/46	15,635	16,240
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	35,063
	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	16,803
	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,300
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	21,874
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	55,649

	Natural Gas (0.2%)
4	Boston Gas Co.	3.150%	8/1/27	5,385	5,467
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	4,032
4	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	24,948
	Nisource Finance Corp.	5.250%	2/15/43	14,588	17,159
	NiSource Finance Corp.	4.800%	2/15/44	10,370	11,616
	Sempra Energy	2.875%	10/1/22	27,530	27,920
	Sempra Energy	3.250%	6/15/27	80,765	80,546

	Other Utility (0.0%)
	American Water Capital Corp.	2.950%	9/1/27	9,975	10,007
					2,206,057
Total Corporate Bonds (Cost $20,195,365)					21,434,930
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
4	CDP Financial Inc.	4.400%	11/25/19	40,000	42,234
4	Electricite de France SA	4.600%	1/27/20	50,000	53,009
4	Electricite de France SA	4.875%	1/22/44	1,775	1,945
4	Electricite de France SA	4.950%	10/13/45	15,100	16,636
	Export-Import Bank of Korea	1.750%	5/26/19	75,100	74,721
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	50,783
	Japan Bank for International Cooperation	2.250%	2/24/20	52,670	53,011
	Japan Bank for International Cooperation	2.125%	6/1/20	32,682	32,834
	Japan Bank for International Cooperation	2.125%	7/21/20	40,250	40,435
6	Japan Treasury Discount Bill	0.000%	9/4/17	8,900,000	80,957
6	Japan Treasury Discount Bill	0.000%	9/11/17	8,900,000	80,926
6	Japan Treasury Discount Bill	0.000%	10/16/17	9,150,000	83,239
4	Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	31,046
	Korea Development Bank	2.875%	8/22/18	18,855	19,012
	Korea Development Bank	2.500%	3/11/20	78,800	79,011
4	Kuwait	2.750%	3/20/22	4,255	4,305
	Petroleos Mexicanos	5.500%	2/4/19	13,315	13,930
	Province of Ontario	4.000%	10/7/19	56,415	58,780
	Province of Ontario	4.400%	4/14/20	50,000	53,018
	Province of Ontario	2.500%	4/27/26	40,160	40,121
	Province of Quebec	2.500%	4/20/26	145,430	144,844
4	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	62,500	62,899

Wellington Fund

4	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	62,500	63,080
4	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	31,000	31,592
4	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	52,043
4	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	62,869
4	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	29,405
4	State of Qatar	5.250%	1/20/20	53,430	56,936
4	State of Qatar	2.375%	6/2/21	41,490	41,119
	Statoil ASA	2.250%	11/8/19	22,515	22,744
	Statoil ASA	2.900%	11/8/20	57,210	58,910
	Statoil ASA	2.750%	11/10/21	32,860	33,700
	Statoil ASA	2.450%	1/17/23	15,017	15,064
	Statoil ASA	2.650%	1/15/24	14,000	14,014
	Statoil ASA	3.700%	3/1/24	25,320	26,907
	Statoil ASA	3.250%	11/10/24	29,975	31,019
4	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	45,458
	United Mexican States	3.500%	1/21/21	13,956	14,707
	United Mexican States	4.750%	3/8/44	9,750	10,160
Total Sovereign Bonds (Cost $1,684,201)					1,727,423
Taxable Municipal Bonds (2.0%)
	Atlanta GA Downtown Development
	Authority Revenue	6.875%	2/1/21	5,520	6,179
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,765	49,467
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	33,915	53,232
	California GO	5.700%	11/1/21	16,840	19,216
	California GO	7.550%	4/1/39	43,215	67,711
	California GO	7.300%	10/1/39	11,800	17,600
	California GO	7.350%	11/1/39	66,875	100,117
	California GO	7.625%	3/1/40	3,510	5,466
	California GO	7.600%	11/1/40	34,800	55,417
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	8,545	10,734
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	25,680	28,289
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	8,970	12,474
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	1,790	2,249
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	29,855	39,631
	Chicago Transit Authority	6.899%	12/1/40	54,480	72,319
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	40,708
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	52,130	67,052
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	40,435	49,314
	Houston TX GO	6.290%	3/1/32	23,255	28,053
	Illinois Finance Authority	4.545%	10/1/18	29,580	30,317
	Illinois GO	5.100%	6/1/33	65,495	65,202
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	37,827
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	10,350	11,870

Wellington Fund

7	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	50,000	59,353
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	13,625	21,179
	Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	71,400
	Louisville & Jefferson County KY
	Metropolitan Sewer District Sewer &
	Drainage System Revenue	6.250%	5/15/43	19,000	25,763
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	21,685	29,002
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	28,515
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	53,981
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,948
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,218
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	16,995	23,752
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	4,000	5,741
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,884
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	21,652
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	135,865	136,104
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	61,100	93,099
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	25,930	33,752
	Oregon GO	5.902%	8/1/38	19,510	25,259
7	Oregon School Boards Association GO	5.528%	6/30/28	50,000	59,346
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	12,735	15,553
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	10,455	13,667
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	48,460	55,249
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	21,985	26,378
	Regents of the University of California
	Revenue	3.063%	7/1/25	49,360	50,873
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	11,890	15,992
	Stanford University	6.875%	2/1/24	34,745	43,401
	Stanford University	7.650%	6/15/26	29,000	40,114
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	18,650	26,491
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	21,260	30,086
	University of California Revenue	4.601%	5/15/31	21,975	24,901
	University of California Revenue	5.770%	5/15/43	24,325	31,844
	University of California Revenue	4.765%	5/15/44	5,980	6,381
	University of California Revenue	3.931%	5/15/45	22,370	23,027
Total Taxable Municipal Bonds (Cost $1,682,200)					1,987,349

Wellington Fund

				Shares
Temporary Cash Investments (3.8%)
Money Market Fund (0.0%)
8,9	Vanguard Market Liquidity Fund	1.224%		287,965	28,802

				Face
			Maturity	Amount
			Date	($000)
Certificates of Deposit (0.1%)
10	Royal Bank of Canada (New York Branch)	1.107%	9/25/17	82,000	65,616

Commercial Paper (2.3%)
11	Apple Inc.	1.080%	9/15/17	145,000	144,929
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New
	York Branch)	1.190%	9/13/17	50,000	49,979
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New
	York Branch)	1.200%	9/28/17	100,000	99,905
11	BK Nederlandse Gemeenten	1.190%	9/5/17	250,000	249,957
	BNP Paribas (New York Branch)	1.160%	9/25/17	150,000	149,873
11	BPCE SA	1.170%	9/18/17	150,000	149,912
11	Canadian Imperial Bank of Commerce	1.140%	9/1/17	150,000	149,996
11	Chevron Corp.	1.090%	9/20/17	100,000	99,933
	Credit Agricole CIB (New York)	1.160%	9/8/17	146,000	145,962
11	DNB Bank ASA	1.237%	9/28/17	150,000	149,862
	General Electric Co.	1.140%	9/28/17	150,000	149,876
11	John Deere Capital Corp.	1.110%	9/14/17	50,000	49,977
11	Johnson & Johnson	1.100%	9/22/17	146,000	145,899
11	Kansas City Southern	1.180%	9/25/17	35,000	34,971
11	MetLife Short Term Funding LLC	1.170%	9/19/17	54,000	53,966
11	MetLife Short Term Funding LLC	1.160%	9/25/17	67,000	66,943
11	MetLife Short Term Funding LLC	1.130%	9/28/17	60,000	59,943
11	Microsoft Corp.	1.100%	9/7/17	38,727	38,718
11	Procter & Gamble Co.	1.080%	9/20/17	34,727	34,705
11	Procter & Gamble Co.	1.080%	9/22/17	75,273	75,221
11	Wal-Mart Stores, Inc.	1.110%	9/13/17	100,000	99,959
11	Wal-Mart Stores, Inc.	2.750%	10/4/17	100,000	99,891
					2,300,377
Repurchase Agreements (1.3%)
	Bank of America Securities, LLC
	(Dated 8/31/17, Repurchase Value
	$60,902,000, collateralized by Federal
	National Mortgage Assn. 0.000%-2.995%,
	8/1/47-9/1/47, with a value of
	$62,118,000)	1.060%	9/1/17	60,900	60,900
	Citigroup Global Markets Inc.
	(Dated 8/31/17, Repurchase Value
	$298,609,000 collateralized by U.S.
	Treasury Note/Bond 1.375%-2.375%,
	2/28/20-8/15/26, with a value of
	$304,572,000)	1.050%	9/1/17	298,600	298,600
	Deutsche Bank Securities, Inc.
	(Dated 8/31/17, Repurchase Value
	$86,803,000, collateralized by U.S.
	Treasury Note/Bond 1.750%-1.875%,
	2/28/22-6/30/22, with a value of
	$88,536,000)	1.080%	9/1/17	86,800	86,800

Wellington Fund

	HSBC Bank USA
	(Dated 8/31/17, Repurchase Value
	$75,002,000, collateralized by U.S.
	Treasury Note/Bond 2.000%-2.125%,
	2/15/25-5/15/25, with a value of
	$76,501,000)	1.050%	9/1/17	75,000	75,000
	HSBC Bank USA
	(Dated 8/31/17, Repurchase Value
	$20,601,000, collateralized by Federal
	National Mortgage Assn. 4.000%, 5/1/47,
	with a value of $21,021,000)	1.060%	9/1/17	20,600	20,600
	RBC Capital Markets LLC
	(Dated 8/31/17, Repurchase Value
	$245,707,000, collateralized by Federal
	National Mortgage Assn. 2.238%-6.000%,
	4/1/22-7/1/47, Federal Home Loan
	Mortgage Corp. 2.494%-4.000%, 4/1/41-
	8/1/47, with a value of $250,614,000)	1.050%	9/1/17	245,700	245,700
	TD Securities (USA) LLC
	(Dated 8/31/17, Repurchase Value
	$164,705,000, collateralized by Federal
	National Mortgage Assn. 3.000%-3.500%,
	9/1/42-7/1/43, with a value of
	$167,994,000)	1.100%	9/1/17	164,700	164,700
	Wells Fargo & Co.
	(Dated 8/31/17, Repurchase Value
	$399,712,000, collateralized by Federal
	National Mortgage Assn. 3.000%-6.000%,
	8/1/23-6/1/47, Federal Home Loan
	Mortgage Corp. 3.000%-4.000%, 10/1/28-
	4/1/47, with a value of $407,694,000)	1.070%	9/1/17	399,700	399,700
					1,352,000

Other Notes (0.1%)
10	Bank of Montreal	1.111%	9/7/17	25,000	20,016
10	Royal Bank of Canada	1.120%	9/1/17	96,154	76,997
10	Toronto Dominion Bank	1.120%	9/11/17	31,897	25,534
					122,547
Total Temporary Cash Investments (Cost $3,867,796)					3,869,342
Total Investments (99.6%) (Cost $76,555,533)					100,803,007
Other Assets and Liabilities-Net (0.4%)12					698,628
Net Assets (100%)					101,501,635

* Non-income-producing security.
** Adjustable-rate security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,474,000.
† Security value determined using significant unobservable inputs.
Securities with a value of $842,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
1 Securities with a value of $496,000 have been segregated as collateral for open forward currency contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

Wellington Fund

4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $4,616,242,000, representing 4.5% of net assets.
5 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
6 Face amount denominated in Japanese yen.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Includes $28,720,000 of collateral received for securities on loan.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Face amount denominated in Canadian dollars.
11 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August
31, 2017, the aggregate value of these securities was $1,704,782,000, representing 1.7% of net assets.
12 Cash of $7,409,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2017	2,335	296,509	872
Short Futures Contracts
5-Year U.S. Treasury Note	December 2017	(5,845)	(692,633)	(1,109)
2-Year U.S. Treasury Note	December 2017	(2,214)	(478,916)	(207)
Ultra Long U.S. Treasury Bond	December 2017	(1,197)	(202,368)	(1,666)
				(2,982)
				(2,110)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Wellington Fund

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	10/16/17	USD	81,288	JPY	9,150,000	(2,125)
Goldman Sachs International	9/11/17	USD	81,281	JPY	8,900,000	282
Citibank, N.A.	9/5/17	USD	80,557	JPY	8,900,000	(419)
J.P. Morgan Securities LLC	9/1/17	USD	76,030	CAD	96,154	(971)
UBS AG	9/25/17	USD	65,602	CAD	82,000	(80)
J.P. Morgan Securities LLC	9/11/17	USD	25,166	CAD	31,897	(380)
Barclays Bank plc	9/7/17	USD	19,722	CAD	25,000	(300)
						(3,993)

CAD—Canadian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the

Wellington Fund

value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned.

Wellington Fund

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	57,874,919	7,503,573	—
U.S. Government and Agency Obligations	—	5,201,025	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,180,707	23,739
Corporate Bonds	—	21,434,930	—
Sovereign Bonds	—	1,727,423	—
Taxable Municipal Bonds	—	1,987,349	—
Temporary Cash Investments	28,802	3,840,540	—
Futures Contracts—Liabilities[1]	(72)	—	—
Forward Currency Contracts—Assets	—	282	—
Forward Currency Contracts—Liabilities	—	(4,275)	—
Total	57,903,649	42,871,554	23,739
1 Represents variation margin on the last day of the reporting period.

Wellington Fund

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

I. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2017, the counterparties had deposited in segregated accounts securities with a value of $632,000 in connection with forward currency contracts.

J. At August 31, 2017, the cost of investment securities for tax purposes was $76,624,225,000. Net unrealized appreciation of investment securities for tax purposes was $24,178,782,000, consisting of unrealized gains of $24,985,030,000 on securities that had risen in value since their purchase and $806,248,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD WELLINGTON FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.